Income Per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Per Share
21	INCOME PER SHARE

Basic income per share is calculated by dividing the net income attributable to owners of the Company by the weighted average number of common shares in issue during the year excluding common shares purchased by the Company and held as treasury shares.

	For the Years Ended December 31,
	2018		2017
Net income (loss) attributable to owners of the Company		$(5,145)	$3,822
Weighted average number of common shares outstanding (thousands)		44,357	39,144

Basic income (loss) per share	$	(0.11)	$0.10

Diluted income per share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential common shares. The Company’s share options are potentially dilutive to common shares. A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price of the Company’s shares for the year) based on the monetary value of the subscription rights attached to outstanding share options. The number of shares calculated above is compared with the number of shares that would have been issued assuming the exercise of the share options. If dilutive effect is less than zero, then issuance is anti-dilutive and is excluded from dilutive income per share calculation.

For the year ended December 31, 2018, there were options to purchase 2,175 (2017 - nil) shares of the Company’s common stock that were excluded from the diluted loss per share computation because the impact of the assumed exercise of such stock options would have been anti-dilutive during the respective periods.

	For the Years Ended December 31,
	2018	2017
Net income (loss) attributable to owners of the Company	$(5,145)	$3,822
Weighted average number of common shares outstanding (thousands)	44,357	39,144
Adjustment for:
Share options (thousands)	—	1,164 61

Weighted average number of common shares outstanding for diluted income per share (thousands)	44,357	40,308

Diluted income (loss) per share	$(0.11)	$0.10